Intangible Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 30,048	$ 30,617	$ 34,964